Segment Information - Turnover by Segment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Turnover	£ 30,186	£ 27,889	£ 23,923
Operating Segments [member]
Disclosure of operating segments [line items]
Turnover	30,186	27,889	23,851
Corporate and Other Unallocated [member]
Disclosure of operating segments [line items]
Turnover			72
Pharmaceuticals [member]
Disclosure of operating segments [line items]
Turnover	17,276	16,104	14,157
Pharmaceuticals [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Turnover	17,276	16,104	14,157
Vaccines [member]
Disclosure of operating segments [line items]
Turnover	5,160	4,592	3,656
Vaccines [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Turnover	5,160	4,592	3,656
Consumer Healthcare [member]
Disclosure of operating segments [line items]
Turnover	7,750	7,193	6,038
Consumer Healthcare [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Turnover	£ 7,750	£ 7,193	£ 6,038